Nationwide Life Insurance Company: • Nationwide Variable Account-II

Prospectus supplement dated June 4, 2007 to
Prospectus dated May 1, 2007

The first sentence of the “Custom Portfolio Asset Rebalancing Service” section is hereby deleted and replaced with the following sentence:

Nationwide may make the Custom Portfolio Asset Rebalancing Service available for use by contract owners who have elected the Capital Preservation Plus option.